CAPITAL LEASE OBLIGATIONS (Schedule of Deferred Financing Fees) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Balance at beginning of period	$ 53,490
Less: amortization of deferred financing costs	(217,702)	(8,487)	(26,408)
Balance at end of period			53,490
Less: current maturities	(481,104)		(33,541)
Long-term deferred financing costs	862,419		19,949
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Balance at beginning of period
Add: financing fees paid	107,347
Less: amortization of deferred financing costs	(10,293)
Balance at end of period	97,054
Less: current maturities	(41,173)
Long-term deferred financing costs	$ 55,881